Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0001838126
Registrant Name	HPS Corporate Lending Fund
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A